Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disaggregation of Revenue [Line Items]
Current portion	$ 295,888	$ 216,792	$ 107,809
Long term portion	$ 267,513	$ 162,932	$ 21,006
Minimum
Disaggregation of Revenue [Line Items]
Remaining term o f contract	2 years
Minimum | Strategic Partnerships
Disaggregation of Revenue [Line Items]
Remaining term o f contract	3 years
Maximum
Disaggregation of Revenue [Line Items]
Remaining term o f contract	5 years
Maximum | Strategic Partnerships
Disaggregation of Revenue [Line Items]
Remaining term o f contract	7 years